                  OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                      Supplement dated November 10, 2004
      to the Statement of Additional Information dated January 23, 2004, revised February 5, 2004

This supplement amends the Statement of Additional Information ("SAI") of the
Fund and is in addition to the July 6, 2004 supplement to the Fund:

      1. The first  paragraph  of the  section  titled  "Investment  in Other
      Investment  Companies",  on page 13, is  deleted  in its  entirety  and replaced with the following:

               Investment  in Other  Investment  Companies.  The Fund can also invest in the securities of other investment  companies,  which
               can  include   open-end  funds,   closed-end   funds  and  unit
               investment  trusts,  subject  to the  limits  set  forth in the
               Investment   Company   Act  that   apply  to  those   types  of
               investments,  and the following additional limitation: the Fund cannot invest in the securities of other registered  investment companies or registered unit  investment  trusts in reliance on sub-paragraph  (F) or (G) of section 12(d)(1) of the Investment
               Company   Act.   For   example,   the   Fund  can   invest   in
               Exchange-Traded  Funds,  which are typically  open-end funds or unit investment  trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure  to the  segments  of
               the  equity  or   fixed-income   markets   represented  by  the
               Exchange-Traded  Funds'  portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      2.  The section titled "Does the Fund Have Any Restrictions That Are
          Not Fundamental" on page 28 is amended to add the following bullet point following the fifth bullet point:

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
               Company Act.

November 10, 2004                                                 PX0254.014